Shareholders' Equity - Additional Information (Detail)							12 Months Ended
	Mar. 02, 2017 USD ($)	Mar. 02, 2017 EUR (€) € / shares	Apr. 15, 2016 USD ($)	Apr. 15, 2016 EUR (€) € / shares	Apr. 15, 2015 USD ($)	Apr. 15, 2015 EUR (€) € / shares	Dec. 31, 2016 USD ($) Vote shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2016 EUR (€) € / shares shares	Jan. 31, 2016 USD ($)	Dec. 31, 2015 € / shares shares	Dec. 31, 2013 shares	Sep. 30, 2013 € / shares
Class Of Stock [Line Items]
Authorized share capital amount | €										€ 40,000,000
Common and special voting shares							$ 25,000,000			€ 18,000,000
Common stock, shares authorized							2,000,000,000			2,000,000,000
Common shares, shares outstanding							1,361,630,903		1,355,319,640	1,361,630,903		1,362,048,989	1,350,073,530
Common shares, par value | € / shares										€ 0.01		€ 0.01		€ 0.01
Special voting shares, shares outstanding							412,268,203		415,399,503	412,268,203		413,249,206	468,994,386
Special voting shares, shares authorized							2,000,000,000			2,000,000,000
Capital increase							1,693,695	6,729,349	5,246,110
Voting Right							In order to reward long-term ownership of CNH Industrial common shares and promote stability of CNH Industrial’s shareholder base, CNH Industrial’s Articles of Association provide for a loyalty voting structure that grants eligible long-term shareholders the equivalent of two votes for each CNH Industrial N.V. common share that they hold through the issuance of special voting shares.
Number of votes eligible for each common share | Vote							2
Common Shares, Registered							three years
Special voting shares, per share par value | € / shares										€ 0.01
Stock repurchase expiration date			Oct. 14, 2017	Oct. 14, 2017	Oct. 14, 2016	Oct. 14, 2016
Common shares repurchased							2,100,000
Common shares repurchased, amount | $							$ 14,000,000
Treasury stock, shares							1,278,708			1,278,708		0
Treasury stock, value | $							$ 9,000,000
Dividend declared per share | € / shares				€ 0.13		€ 0.20
Dividend declared amount			$ 201,000,000	€ 177,000,000	$ 291,000,000	€ 272,000,000	$ 202,000,000	$ 292,000,000	$ 378,000,000
Dividends Payable, Date to be Paid			May 31, 2016	May 31, 2016	Apr. 30, 2015	Apr. 30, 2015
Subsequent Event [Member]
Class Of Stock [Line Items]
Dividend declared per share | € / shares		€ 0.11
Dividend declared amount	$ 160,000,000	€ 150,000,000
Maximum [Member]
Class Of Stock [Line Items]
Stock repurchase program percentage of shares authorized to be repurchased						10.00%
Common shares repurchased, amount | $											$ 300,000,000
Special Voting Shares [Member]
Class Of Stock [Line Items]
Retirement of special voting shares							981,003	2,150,297	53,594,883
Special Voting Shares							Shares will become “Qualifying Common Shares” and the relevant shareholder will be entitled to receive one special voting share for each such Qualifying Common Share.
Treasury stock, shares							62,206,073			62,206,073